Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of changes in the allowance for credit losses - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in the Allowance for Credit Losses [Abstract]
Balance at beginning of year	$ 1,449,000	$ 860,000	$ 517,000
Increase during the year	1,715,000	725,000	420,000
Bad debt written off	(106,000)	(136,000)	(77,000)
Balance at end of year	$ 3,058,000	$ 1,449,000	$ 860,000